Related Undertakings Subsidiaries and other associated (Details)	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2021
Fujian Xunke Pest Control Company Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate		30.00%
Fujian Xunke Pest Control Company Limited | Ordinary shares | CHINA
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
Guangdong Vircon Pest Management Company Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate		30.00%
Guangdong Vircon Pest Management Company Limited | Ordinary shares | CHINA
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
Ningbo Yuying Vector Control Company Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate		30.00%
Ningbo Yuying Vector Control Company Limited | Ordinary shares | CHINA
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
Guangdong New Hope City Pest Control Company Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate		30.00%
Guangdong New Hope City Pest Control Company Limited | Ordinary shares | CHINA
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
ServicePros S.A.E | Ordinary shares | EGYPT
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
SCI Pierre Brossolette | Ordinary shares | FRANCE
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	26.247%
Nippon Calmic Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	49.00%		49.00%
Nippon Calmic Limited | Ordinary shares | JAPAN
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	49.00%
Boecker Public Health Services Limited | Ordinary shares | NIGERIA
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
Skadedyrkontroll st | Ordinary shares | NORWAY
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	40.00%
Boecker Public Safety Services - Qatar W.L.L. | Ordinary shares | QATAR
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	24.50%
Hometrust Kitchens Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	25.00%
Torchsound Properties Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	50.00%
Ecotec Interocanica S.A. | Ordinary shares | ARGENTINA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Cannon Hygiene Australia Pty Limited | Ordinary shares | AUSTRALIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Green Fingers Plant Hire Pty Limited | Ordinary shares | AUSTRALIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Knock Out Pest Control Pty Limited | Ordinary shares | AUSTRALIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Pest Away Australia Pty Limited | Ordinary shares | AUSTRALIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Australia Pty Limited | Ordinary shares | AUSTRALIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Asia Pacific Pty Limited | Ordinary shares | AUSTRALIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Pty Limited | Ordinary shares | AUSTRALIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Pty Limited | Ordinary shares | LESOTHO
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Pest Control (QLD) Pty Limited | Ordinary shares | AUSTRALIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Pest Holdings Pty Limited | Ordinary shares | AUSTRALIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Pty Limited | Ordinary shares | AUSTRALIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Pty Limited | Preference shares | AUSTRALIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial GmbH | Ordinary shares | AUSTRIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Varmintex GmbH | Ordinary shares | AUSTRIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (Bahamas) Limited | Ordinary shares | BAHAMAS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Tropical Exterminators Limited | Common Shares | BAHAMAS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Tropical Exterminators (Holdings) Limited | Common Shares | BAHAMAS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (Barbados) Limited | Ordinary shares | BARBADOS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Initial Belux N.V. | Ordinary shares | BELGIUM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Ambius N.V. | Ordinary shares | BELGIUM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil N.V. | Ordinary shares | BELGIUM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Unio Sul Controle de Pragas Ltda ME | Ordinary shares | BRAZIL
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Ativa Controle Ambiental Ltda | Ordinary shares | BRAZIL
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Ecotec Brasil Tratamentos Fitossanitrios Ltda | Ordinary shares | BRAZIL
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Do Brasil Ltda | Ordinary shares | BRAZIL
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Ecovec Comrcio e Licenciamento de Tecnologias ltda | Ordinary shares | BRAZIL
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (B) Sdn Bhd | Ordinary shares | BRUNEI DARUSSALAM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	90.00%
Direct Line Sales Ltd. | Class A Shares | CANADA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Direct Line Sales Ltd. | Class B Shares | CANADA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Residex Canada Inc. | Common Shares | CANADA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Canada Corporation | Class A Shares | CANADA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Canada Corporation | Class B Shares | CANADA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Copesan Services Canada Inc | Interest Shares | CANADA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Terminix Canada Ltd. | Common Shares | CANADA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
0925322 B.C. Ltd | Preference shares | CANADA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
0925322 B.C. Ltd | Common Shares | CANADA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Ingeclean S.A | Ordinary shares | CHILE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Plaguisur Limitada | Ordinary shares | CHILE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Comercializadora de Insumos y Servicios Mauco Limitada | Social Rights Shares | CHILE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Control de Plagas Hidalgo Y Rodriguez Limitada | Ordinary shares | CHILE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Ingeniera en Sanitizacin S.A | Ordinary shares | CHILE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Chile SpA | Ordinary shares | CHILE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Desan SPA | Ordinary shares | CHILE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Asesores en Sanidad Vegetal y Ambiental Limitada | Special Shares | CHILE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Colplagas S.A.S | Ordinary shares | COLOMBIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Continental De Fumigaciones S.A.S | Ordinary shares | COLOMBIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Fumigax S.A.S | Ordinary shares | COLOMBIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Colombia S.A.S | Common Shares | COLOMBIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Fumigaciones Young S.A.S | Ordinary shares | COLOMBIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Fumigadora Control Tecnico De Plagas S.A. | Common Shares | COSTA RICA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Decolim Limitada | Common Shares | COSTA RICA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Chuchubi Pest Control N.V. | Ordinary shares | CURAAO
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial s.r.o. | Ordinary shares | CZECHIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial A/S | Ordinary shares | DENMARK
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Oliver Exterminating Dominicana Corp. | Common Shares | DOMINICAN REPUBLIC
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Sagrip S.A. de C.V. | Ordinary shares | EL SALVADOR
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil O | Ordinary shares | ESTONIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
RI Swaziland (Pty) Limited | Ordinary shares | ESWATINI
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Pte Limited | Ordinary shares | FIJI
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Oy | Ordinary shares | FINLAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CAWE FTB Group SAS | Ordinary shares | FRANCE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Ambius SAS | Ordinary shares | FRANCE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Environmental Services SAS | Ordinary shares | FRANCE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial SAS | Ordinary shares | FRANCE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Initial Hygiene Services SAS | Ordinary shares | FRANCE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Initial SAS | Ordinary shares | FRANCE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Holdings (France) SA | Ordinary shares | FRANCE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SCI Gravigny | Ordinary shares | FRANCE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SCI Vargan | Ordinary shares | FRANCE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Technivap SAS | Ordinary shares | FRANCE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ABAIPRO | Ordinary shares | FRANCE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Guyane Sarl | Ordinary shares | FRENCH GUIANA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
S & A Service und Anwendungstechnik | Ordinary shares | GERMANY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Holdings GmbH | Ordinary shares | GERMANY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial GmbH & Co. KG | Ordinary shares | GERMANY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Beteiligungs GmbH | Ordinary shares | GERMANY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Seemann Schdlingsbekmpfung und Holzschutz GmbH & Co.KG | Ordinary shares | GERMANY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Medentex GmbH | Ordinary shares | GERMANY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Dental GmbH | Ordinary shares | GERMANY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
G.S.D. Gesellschaft fr Schdlingsbekmpfung u. Desinfektion mbH | Ordinary shares | GERMANY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Preventa Schadlingsbekampfung GmbH | Ordinary shares | GERMANY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (Ghana) Limited | Ordinary shares | GHANA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Hellas EPE | Ordinary shares | GREECE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SOS Guadeloupe Sarl | Ordinary shares | GUADELOUPE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Guadeloupe Sarl | Ordinary shares | GUADELOUPE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Servicios Agricolas Profesionales S.A. | Ordinary shares | GUATEMALA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Felcourt Insurance Company Limited | Ordinary shares | GUERNSEY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Guyana Limited | Ordinary shares | GUYANA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Sagrip Honduras S.A. | Nominative Shares | HONDURAS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Compania de Servicios e Inversiones SVM Honduras, S. de R.L. | Ordinary shares | HONDURAS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Compania de Servicios SVM Olympus, S. de R.L. | Ordinary shares | HONDURAS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Compania de Servicios SVM Progressive, S. de R.L. | Ordinary shares | HONDURAS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Compania de Servicios SVM Technicians, S. de R.L. | Ordinary shares | HONDURAS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Compania de Servicios SVM Vanguard, S. de R.L. | Ordinary shares | HONDURAS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Hong Kong Investment Limited | Ordinary shares | HONG KONG
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Hong Kong Limited | Ordinary shares | HONG KONG
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Hygiene India Private Limited | Ordinary shares | INDIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
PCI Pest Control Private Limited | Ordinary shares | INDIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	57.00%
Corporate Millennium Hygiene Solutions Private Limited | Ordinary shares | INDIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
PT Calmic Indonesia | Common Shares | INDONESIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
PT Rentokil Indonesia | Common Shares | INDONESIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
PT Wesen Indonesia | Ordinary shares | INDONESIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Eitan Amichai Pest Management IPM Ltd | Ordinary shares | ISRAEL
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Yarokologi Ltd | Ordinary shares | ISRAEL
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Italia SpA | Ordinary shares | ITALY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (Jamaica) Limited | Ordinary shares | JAMAICA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Arena Public Health Co. | Ordinary shares | JORDAN
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Kenya Limited | Ordinary shares | KENYA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Boecker Public Health SAL | Ordinary shares | LEBANON
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Boecker World (Holding) SAL | Ordinary shares | LEBANON
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Boecker International SAL (Offshore) | Ordinary shares | LEBANON
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Delta Libya for Environmental Protection JSCO | Ordinary shares | LIBYA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	65.00%
Dezinfa, UAB | Ordinary shares | LITHUANIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
R-Control Dsinfections SA | Ordinary shares | LUXEMBOURG
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Luxembourg Srl | Ordinary shares | LUXEMBOURG
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SVM Finance Luxembourg 1 S.a.r.l. | Ordinary shares | LUXEMBOURG
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SVM Finance Luxembourg 2 S.a.r.l. | Ordinary shares | LUXEMBOURG
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Limited | Ordinary shares | MALAWI
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Limited | Ordinary shares | NEW ZEALAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Limited | Ordinary shares | IRELAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (M) Sdn Bhd | Ordinary shares | MALAYSIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UFTC Sdn Bhd | Ordinary shares | MALAYSIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Maldives (Pvt) Ltd | Preference shares | MALDIVES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	60.00%
Rentokil Initial Martinique Sarl | Ordinary shares | MARTINIQUE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Balance Urbano Control de Plagas S.A. de C.V. | Ordinary shares | MEXICO
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Control Vifer, S.A. de C.V. | Ordinary shares | MEXICO
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Servicios de Plagas Terminix, S.A. de C.V. | Ordinary shares | MEXICO
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Terminix International S.A. de C.V. | Ordinary shares | MEXICO
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Personal Profesional de Pesticidas S.A. de C.V. | Ordinary shares | MEXICO
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Mozambique Limitada | Ordinary shares | MOZAMBIQUE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Ambius B.V. | Ordinary shares | NETHERLANDS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BET Finance B.V. | Ordinary shares | NETHERLANDS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BET (Properties) B.V. | Ordinary shares | NETHERLANDS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial International B.V. | Ordinary shares | NETHERLANDS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Finance B.V. | Ordinary shares | NETHERLANDS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Overseas (Holdings) B.V. | Ordinary shares | NETHERLANDS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
B.V. Rentokil Funding | Ordinary shares | NETHERLANDS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial B.V. | Ordinary shares | NETHERLANDS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Holland Reconditionering B.V. | Ordinary shares | NETHERLANDS
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Nokas Skadedyrkontroll AS | Ordinary shares | NORWAY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Skadedyrbutikken AS | Ordinary shares | NORWAY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Norge AS | Ordinary shares | NORWAY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
C-Shine Sustainable Solutions (Private) Limited | Ordinary shares | PAKISTAN
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	70.00%
Hangzhou Research Institute of Profume Fumigation Co. Ltd. | Ordinary shares | CHINA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	80.00%
Rentokil Initial (China) Limited | Ordinary shares | CHINA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Ingeclean Peru Sociedad Anonima Cerrada | Ordinary shares | PERU
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (Philippines) Inc | Ordinary shares | PHILIPPINES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Polska Sp. z.o.o. | Ordinary shares | POLAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Vaco Sp. z.o.o | Ordinary shares | POLAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Portugal - Servios de Proteco Ambiental Limitada | Ordinary shares | PORTUGAL
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil of Puerto Rico, Inc | Ordinary shares | PUERTO RICO
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Cannon Hygiene International Limited | Ordinary shares | IRELAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Initial Medical Services (Ireland) Limited | Ordinary shares | IRELAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Holdings (Ireland) Limited | Ordinary shares | IRELAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Pest Pulse Limited | Ordinary shares | IRELAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Ronaldon Limited | Ordinary shares | IRELAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Boecker Public Health Saudia Company Limited | Ordinary shares | SAUDI ARABIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Saudi Arabia Limited O.P.C | Ordinary shares | SAUDI ARABIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Singapore Private Limited | Ordinary shares | SINGAPORE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Asia Pacific Management Pte Limited | Ordinary shares | SINGAPORE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SVM Services (Singapore) Pte. Ltd. | Ordinary shares | SINGAPORE
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial s.r.o. | Ordinary shares | SLOVAKIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Newshelf 1232 Pty Limited | Preference shares | SOUTH AFRICA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (Dikapi) JV Pty Limited | Ordinary shares | SOUTH AFRICA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	59.00%
Rentokil Initial (Proprietary) Limited | Ordinary shares | SOUTH AFRICA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Cannon Hygiene (SA) Proprietary Limited | Ordinary shares | SOUTH AFRICA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Korea Limited | Common Shares | KOREA, REPUBLIC OF
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Officina De Tratamiento De Plagas S.L. | Ordinary shares | Spain
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
3D Pest Control S.L. | Ordinary shares | Spain
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Cogest BCN Ambiental, S.L. | Ordinary shares | Spain
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Deterco S.L. | Ordinary shares | Spain
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Initial Gaviota SAU | Ordinary shares | Spain
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Espaa S.A. | Ordinary Share A | Spain
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Espaa S.A. | Ordinary Shares B | Spain
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Espaa S.A. | Ordinary Shares C | Spain
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Lokimica S.A. | Ordinary shares | Spain
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Servicios Depec S.L. | Ordinary shares | Spain
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Ceylon (Private) Limited | Ordinary shares | SRI LANKA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Ambius AB | Ordinary shares | SWEDEN
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rent a Plant Interessenter AB | Ordinary shares | SWEDEN
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil AB | Ordinary shares | SWEDEN
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Sweden Recycling AB | Ordinary shares | SWEDEN
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Nomor AB | Ordinary shares | SWEDEN
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Nomor Frskring AB | Ordinary shares | SWEDEN
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Nomor Holding AB | Ordinary shares | SWEDEN
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Terminix Nomor AB | Ordinary shares | SWEDEN
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Schweiz AG | Ordinary shares | SWITZERLAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Initial Hygiene Co Limited | Ordinary shares | TAIWAN
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Ding Sharn Co Limited | Ordinary shares | TAIWAN
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Initial Hygiene (T) Limited | Ordinary shares | TANZANIA, UNITED REPUBLIC OF
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Cannon Pest Management Co. Limited | Ordinary shares | THAILAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (Thailand) Limited | Ordinary shares | THAILAND
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (Trinidad) Limited | Ordinary shares | TRINIDAD AND TOBAGO
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CAP Tunis | Ordinary shares | TUNISIA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial evre Sal Sistemleri Ticaret ve Sanayi A | Ordinary shares | TURKEY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Uganda Limited | Ordinary shares | UGANDA
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Pest Control LLC | Ordinary shares | UNITED ARAB EMIRATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Boecker Food Safety LLC | Ordinary shares | UNITED ARAB EMIRATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Boecker Pest Control LLC | Ordinary shares | UNITED ARAB EMIRATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Boecker Pest Control LLC - Fujairah | Ordinary shares | UNITED ARAB EMIRATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Boecker Public Health Pest Control Equipment Trading LLC | Ordinary shares | UNITED ARAB EMIRATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Specialist Int. Pest Control LLC | Ordinary shares | UNITED ARAB EMIRATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
National Pest Control LLC | Ordinary shares | UNITED ARAB EMIRATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Pest Control LLC | Ordinary shares | UNITED ARAB EMIRATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AW Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
B.E.T. Building Services Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BET Environmental Services Ltd | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BET (No.18) Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BET (No.18) Limited | Deferred Ordinary Shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BET (No.68) Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BET Pension Trust Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BPS Offshore Services Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Broadcast Relay Service (Overseas) Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Castlefield House Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Chard Services Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHL Legacy Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Dudley Industries Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Enigma Laundries Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Enigma Services Group Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Enviro-Fresh Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Environmental Contract Services Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Euroguard Technical Services Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Grayston Central Services Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Hometrust Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Initial Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Initial Medical Services Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Opel Transport & Trading Company Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Peter Cox Limited | Ordinary Share A | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Plant Nominees Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Prokill (UK) Limited | Ordinary Share A | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Prokill (UK) Limited | Ordinary Shares B | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Prokill (UK) Limited | Ordinary Shares C | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Prokill (UK) Limited | Ordinary Shares D | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Prokill Limited | Ordinary Share A | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Prokill Limited | Ordinary Shares B | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Prokill Limited | Ordinary Shares C | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Prokill Limited | Ordinary Shares D | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rapid Washrooms Limited | Ordinary Share A | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rapid Washrooms Limited | Ordinary Shares B | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rapid Washrooms Limited | Ordinary Shares C | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Dormant (No. 6) Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (1896) Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (1993) Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (1993) Limited | Non-Redeemable Preference | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial 1927 plc | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial 1927 plc | EUR Cumulative Preference (Non-Redeemable) Shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial 1927 plc | AUD Redeemable Preference Shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial 1927 plc | CAD Redeemable Preference Shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial 1927 plc | CLP Redeemable Preference Shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial 1927 plc | DKK Redeemable Preference Shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial 1927 plc | IDR Redeemable Preference Shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial 1927 plc | ILS Redeemable Preference Shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial 1927 plc | NOK Redeemable Preference Shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial 1927 plc | NZD Redeemable Preference Shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial 1927 plc | USD Redeemable Preference Shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Americas Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Asia Pacific Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Brazil Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Finance Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Holdings Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Investments South Africa | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Pension Trustee Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Services Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial UK Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Insurance Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Overseas Holdings Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Property Care Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Property Holdings Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
RI Dormant No.18 Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
RI Dormant No.20 Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Stratton House Leasing Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SVM International Services Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Target Express Holdings Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Target Express Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Target Express Parcels Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TEB Cleaning Services Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Industrial Clothing Services Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Industrial Clothing Services Limited | Convertible Participating Preference Shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Pest Protection Services (Scotland) Limited | Ordinary Share A | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
RI Dormant No.12 Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Wise Property Care Limited | Ordinary shares | UNITED KINGDOM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Anza, LLC | Ordinary shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Airborne Vector Control LLC | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CDRSVM Holding, LLC | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CDRSVM Investment Holding, LLC | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Ramac (US) LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial US Holdings, Inc. | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Secure Monthly Affordable Credit Corporation | Ordinary shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Secure Monthly Affordable Credit Limited Partnership | Ordinary shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SVM Honduran Service and Investments Company, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SVM Olympus Service Company, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SVM Progressive Service Company, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SVM Technicians Service Company, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SVM Vanguard Service Company, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Terminix Cares Fund, Inc. | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Terminix Consumer Services, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Terminix Holdings, LLC | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Terminix International Holdings, Inc | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Terminix Management Corporation | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Terminix Receivables Company LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
The Terminix Company, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
The Terminix Foundation | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TMX Holdco, Inc | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
W.B. McCloud & Co. Inc. | Ordinary shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Initial Contract Services LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Advanced Pest Management Co, LLC | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Cygnet Enterprises, Inc (North Carolina) | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Cygnet Enterprises, Inc (Michigan) | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Cygnet Enterprises Northwest, Inc | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Cygnet Enterprises West, Inc | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Medentex LLC | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Mississippi Mosquito Control, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Mosquito Control of Lafourche, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Mosquito Control Services, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Mosquito Control Services of Florida, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Mosquito Control Services of Georgia, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial Environmental Services LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil North America, Inc. | Ordinary shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rittiner Group, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Solitude Lake Management, LLC | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
St. Charles Mosquito Control, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
St. John Mosquito Control, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Terrebonne Mosquito Control, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Vector Disease Acquisition, LLC | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Vector Disease Acquisition, LLC | Series A Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Vector Disease Acquisition, LLC | Series B Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Vector Disease Control International, LLC | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Asiatic Holdings LLC | Ordinary shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Creative Plantings Inc | Ordinary shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Steritech-Canada Inc. | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
United Transport America LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Virginia Properties Inc | Ordinary shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Asiatic Investments, Inc. | Ordinary shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Copesan Services, Inc | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
The Terminix International Company Limited Partnership | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Gregory Pest Control, LLC | Ordinary shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Steward Insurance Company | Common Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Terminix Gift, LLC | Interest Shares | UNITED STATES
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Livelux S.A. | Ordinary shares | URUGUAY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
La Sanitaria S.A. | Ordinary shares | URUGUAY
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Rentokil Initial (Vietnam) Company Limited | Ordinary shares | VIET NAM
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
Terminix International USVI, LLC | Interest Shares | VIRGIN ISLANDS, US
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%